Submission	Apr. 11, 2025
Submission [Line Items]
Central Index Key	0001601046
Registrant Name	KEYSIGHT TECHNOLOGIES, INC.
Registration File Number	333-282431
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES